UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	1/31/2016

Item 1	–	Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SEMIANNUAL REPORT • JANUARY 31, 2016

Objective

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2016

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Conservative Growth Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Conservative Growth Fund

Prudential Jennison Conservative Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/16
	Six Months	One Year	Five Years	Ten Years
Class A	–9.99%	–2.88%	59.88%	75.09%
Class B	–10.34	–3.63	54.24	62.61
Class C	–10.34	–3.63	54.24	62.61
Russell 1000® Growth Index	–7.18	1.32	73.69	110.45
S&P 500 Index	–6.76	–0.66	67.70	87.33
Lipper Large-Cap Growth Funds Average	–9.31	–0.62	63.18	87.58

Average Annual Total Returns (With Sales Charges) as of 12/31/15
		One Year	Five Years	Ten Years
Class A		–3.00%	10.70%	6.19%
Class B		–2.83	10.99	6.00
Class C		1.02	11.15	6.01
Russell 1000 Growth Index		5.67	13.53	8.53
S&P 500 Index		1.39	12.55	7.30
Lipper Large-Cap Growth Funds Average		5.26	12.27	7.54

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5/6) 0% (Yr.7)	1% on sales made within 12 months of purchase
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 502 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Prudential Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/16
Alphabet, Inc. (Class A Stock), Internet Software & Services	5.4%
Amazon.com, Inc., Internet & Catalog Retail	4.1
Facebook, Inc. (Class A Stock), Internet Software & Services	3.8
Apple, Inc., Technology Hardware, Storage & Peripherals	3.1
McDonald’s Corp., Hotels, Restaurants & Leisure	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/16
Internet Software & Services	13.3%
Pharmaceuticals	7.7
Internet & Catalog Retail	6.6
Capital Markets	6.6
Banks	5.7

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2015, at the beginning of the period, and held through the six-month period ended January 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Conservative Growth Fund		Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$900.10	1.26%	$6.02
	Hypothetical	$1,000.00	$1,018.80	1.26%	$6.39

Class B	Actual	$1,000.00	$896.60	2.01%	$9.58
	Hypothetical	$1,000.00	$1,015.03	2.01%	$10.18

Class C	Actual	$1,000.00	$896.60	2.01%	$9.58
	Hypothetical	$1,000.00	$1,015.03	2.01%	$10.18

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2016, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.31%	1.26%
B	2.01	2.01
C	2.01	2.01

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2016 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Aerospace & Defense 1.6%
Boeing Co. (The)	6,409	$769,913
General Dynamics Corp.	18,870	2,524,240

		3,294,153

Auto Components 0.1%
Lear Corp.	2,116	219,704

Banks 5.7%
Bank of America Corp.	130,987	1,852,156
Citigroup, Inc.	105,759	4,503,218
JPMorgan Chase & Co.	46,332	2,756,754
Wells Fargo & Co.	58,346	2,930,720

		12,042,848

Beverages 0.4%
Dr. Pepper Snapple Group, Inc.	7,899	741,242

Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.*	3,631	529,872
Amgen, Inc.	1,943	296,754
Biogen, Inc.*	1,275	348,151
Celgene Corp.*	10,845	1,087,970
Gilead Sciences, Inc.	16,757	1,390,831
Regeneron Pharmaceuticals, Inc.*	3,185	1,337,987
United Therapeutics Corp.*	5,592	688,823

		5,680,388

Capital Markets 6.6%
Ameriprise Financial, Inc.	25,566	2,317,558
Bank of New York Mellon Corp. (The)	81,855	2,964,788
BlackRock, Inc.	4,021	1,263,640
Invesco Ltd.	100,785	3,016,495
Legg Mason, Inc.	74,181	2,271,422
Morgan Stanley	82,709	2,140,509

		13,974,412

Chemicals 2.3%
Dow Chemical Co. (The)	43,661	1,833,762

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Eastman Chemical Co.	49,979	$3,059,215

		4,892,977

Commercial Services & Supplies 0.8%
Waste Management, Inc.	30,927	1,637,585

Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	4,105	532,706

Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	54,022	2,699,479

Electrical Equipment 1.5%
Emerson Electric Co.(a)	70,547	3,243,751

Electronic Equipment, Instruments & Components 0.1%
Jabil Circuit, Inc.	8,641	172,042

Energy Equipment & Services 1.2%
Schlumberger Ltd.	34,625	2,502,349

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	20,445	3,089,648
Kroger Co. (The)	67,364	2,614,397

		5,704,045

Food Products 0.5%
General Mills, Inc.	9,587	541,761
Tyson Foods, Inc. (Class A Stock)	11,338	604,996

		1,146,757

Health Care Equipment & Supplies 1.8%
Abbott Laboratories	82,214	3,111,800
St. Jude Medical, Inc.	12,928	683,374

		3,795,174

Health Care Providers & Services 2.3%
Anthem, Inc.	24,199	3,157,728
Cardinal Health, Inc.	10,563	859,511
UnitedHealth Group, Inc.	7,749	892,375

		4,909,614

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 3.5%
McDonald’s Corp.	48,786	$6,038,731
Starbucks Corp.	21,473	1,304,914

		7,343,645

Independent Power & Renewable Electricity Producers 1.6%
Calpine Corp.*	223,799	3,426,363

Industrial Conglomerates 0.1%
Danaher Corp.	3,059	265,062

Insurance 2.1%
Markel Corp.*	3,820	3,210,557
Marsh & McLennan Cos., Inc.	22,982	1,225,630

		4,436,187

Internet & Catalog Retail 6.6%
Amazon.com, Inc.*	14,857	8,721,059
JD.com, Inc. (China), ADR*	26,294	684,433
Netflix, Inc.*	32,690	3,002,250
Priceline Group, Inc. (The)*	1,485	1,581,480

		13,989,222

Internet Software & Services 13.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	35,257	2,363,277
Alphabet, Inc. (Class A Stock)*	14,832	11,292,343
eBay, Inc.*	122,782	2,880,466
Facebook, Inc. (Class A Stock)*	71,856	8,062,962
LinkedIn Corp. (Class A Stock)*	3,307	654,488
Tencent Holdings Ltd. (China), ADR	146,927	2,753,412

		28,006,948

IT Services 4.9%
International Business Machines Corp.	24,519	3,059,726
MasterCard, Inc. (Class A Stock)	42,865	3,816,271
Visa, Inc. (Class A Stock)(a)	46,813	3,487,100

		10,363,097

Machinery 2.8%
Caterpillar, Inc.	49,648	3,090,091
Deere & Co.	23,396	1,801,726

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
Stanley Black & Decker, Inc.(a)	9,744	$919,249

		5,811,066

Media 2.0%
Comcast Corp. (Class A Stock)	9,679	539,217
Time Warner, Inc.	3,945	277,886
Walt Disney Co. (The)	36,233	3,471,846

		4,288,949

Multi-Utilities 1.7%
Dominion Resources, Inc.	49,882	3,599,984

Multiline Retail 1.6%
Target Corp.	46,471	3,365,430

Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.	23,754	2,054,008
Exxon Mobil Corp.	52,231	4,066,183
HollyFrontier Corp.	81,663	2,855,755
Marathon Petroleum Corp.	18,158	758,823
Tesoro Corp.	17,015	1,484,559

		11,219,328

Pharmaceuticals 7.7%
Bristol-Myers Squibb Co.	39,465	2,453,144
Eli Lilly & Co.	29,267	2,315,020
Johnson & Johnson	32,847	3,430,541
Merck & Co., Inc.	63,883	3,236,952
Novo Nordisk A/S (Denmark), ADR	30,952	1,729,288
Shire PLC (Ireland), ADR(a)	17,710	2,980,593

		16,145,538

Real Estate Investment Trusts (REITs) 0.8%
Public Storage	6,330	1,605,035

Semiconductors & Semiconductor Equipment 2.0%
ARM Holdings PLC (United Kingdom), ADR(a)	27,200	1,171,776
Intel Corp.	97,947	3,038,316

		4,210,092

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software 2.6%
Adobe Systems, Inc.*	15,212	$1,355,846
Microsoft Corp.	47,883	2,637,875
Red Hat, Inc.*	1,324	92,746
salesforce.com, Inc.*	19,355	1,317,301

		5,403,768

Specialty Retail 1.4%
Industria de Diseno Textil SA (Spain), ADR	148,509	2,438,518
O’Reilly Automotive, Inc.*	1,953	509,538

		2,948,056

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	68,117	6,630,509

Textiles, Apparel & Luxury Goods 2.5%
Luxottica Group SpA (Italy), ADR	20,398	1,255,293
NIKE, Inc. (Class B Stock)	64,803	4,018,434

		5,273,727

Tobacco 1.7%
Altria Group, Inc.	57,967	3,542,363

TOTAL LONG-TERM INVESTMENTS (cost $187,442,680)		209,063,595

SHORT-TERM INVESTMENT 5.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,095,617; includes $10,368,210 of cash collateral for securities on loan)(b)(c) (Note 3)	12,095,617	12,095,617

TOTAL INVESTMENTS 105.0% (cost $199,538,297) (Note 5)		221,159,212
Liabilities in excess of other assets (5.0)%		(10,611,346)

NET ASSETS 100.0%		$210,547,866

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	13

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

OTC—Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,456,129; cash collateral of $10,368,210 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

14

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,294,153	$—	$—
Auto Components	219,704	—	—
Banks	12,042,848	—	—
Beverages	741,242	—	—
Biotechnology	5,680,388	—	—
Capital Markets	13,974,412	—	—
Chemicals	4,892,977	—	—
Commercial Services & Supplies	1,637,585	—	—
Diversified Financial Services	532,706	—	—
Diversified Telecommunication Services	2,699,479	—	—
Electrical Equipment	3,243,751	—	—
Electronic Equipment, Instruments & Components	172,042	—	—
Energy Equipment & Services	2,502,349	—	—
Food & Staples Retailing	5,704,045	—	—
Food Products	1,146,757	—	—
Health Care Equipment & Supplies	3,795,174	—	—
Health Care Providers & Services	4,909,614	—	—
Hotels, Restaurants & Leisure	7,343,645	—	—
Independent Power & Renewable Electricity Producers	3,426,363	—	—
Industrial Conglomerates	265,062	—	—
Insurance	4,436,187	—	—
Internet & Catalog Retail	13,989,222	—	—
Internet Software & Services	28,006,948	—	—
IT Services	10,363,097	—	—
Machinery	5,811,066	—	—
Media	4,288,949	—	—
Multi-Utilities	3,599,984	—	—
Multiline Retail	3,365,430	—	—
Oil, Gas & Consumable Fuels	11,219,328	—	—
Pharmaceuticals	16,145,538	—	—
Real Estate Investment Trusts (REITs)	1,605,035	—	—
Semiconductors & Semiconductor Equipment	4,210,092	—	—
Software	5,403,768	—	—
Specialty Retail	2,948,056	—	—
Technology Hardware, Storage & Peripherals	6,630,509	—	—
Textiles, Apparel & Luxury Goods	5,273,727	—	—
Tobacco	3,542,363	—	—
Affiliated Money Market Mutual Fund	12,095,617	—	—

Total	$221,159,212	$—	$—

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	15

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Internet Software & Services	13.3%
Pharmaceuticals	7.7
Internet & Catalog Retail	6.6
Capital Markets	6.6
Affiliated Money Market Mutual Fund (including 4.9% of collateral for securities on loan)	5.7
Banks	5.7
Oil, Gas & Consumable Fuels	5.3
IT Services	4.9
Hotels, Restaurants & Leisure	3.5
Technology Hardware, Storage & Peripherals	3.2
Machinery	2.8
Food & Staples Retailing	2.7
Biotechnology	2.7
Software	2.6
Textiles, Apparel & Luxury Goods	2.5
Health Care Providers & Services	2.3
Chemicals	2.3
Insurance	2.1
Media	2.0
Semiconductors & Semiconductor Equipment	2.0
Health Care Equipment & Supplies	1.8%
Multi-Utilities	1.7
Tobacco	1.7
Independent Power & Renewable Electricity Producers	1.6
Multiline Retail	1.6
Aerospace & Defense	1.6
Electrical Equipment	1.5
Specialty Retail	1.4
Diversified Telecommunication Services	1.3
Energy Equipment & Services	1.2
Commercial Services & Supplies	0.8
Real Estate Investment Trusts (REITs)	0.8
Food Products	0.5
Beverages	0.4
Diversified Financial Services	0.3
Industrial Conglomerates	0.1
Auto Components	0.1
Electronic Equipment, Instruments & Components	0.1

105.0
Liabilities in excess of other assets	(5.0)

100.0%

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2016

Prudential Jennison Conservative Growth Fund

Statement of Assets & Liabilities

as of January 31, 2016 (Unaudited)

Assets
Investments at value, including securities on loan of $10,456,129:
Unaffiliated Investments (cost $187,442,680)	$209,063,595
Affiliated Investments (cost $12,095,617)	12,095,617
Dividends and interest receivable	222,506
Receivable for Fund shares sold	48,076
Tax reclaim receivable	13,083
Prepaid expenses	1,436

Total assets	221,444,313

Liabilities
Payable to broker for collateral for securities on loan	10,368,210
Accrued expenses and other liabilities	184,536
Management fee payable	126,571
Payable for Fund shares reacquired	119,872
Distribution fee payable	78,384
Affiliated transfer agent fee payable	18,254
Deferred trustees’ fees	620

Total liabilities	10,896,447

Net Assets	$210,547,866

Net assets were comprised of:
Shares of beneficial interest, at par	$21,830
Paid-in capital in excess of par	190,078,845

190,100,675
Undistributed net investment income	391,404
Accumulated net realized loss on investment transactions	(1,565,128)
Net unrealized appreciation on investments	21,620,915

Net assets, January 31, 2016	$210,547,866

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($160,027,787 ÷ 15,984,371 shares of beneficial interest issued and outstanding)	$10.01
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.59

Class B
Net asset value, offering price and redemption price per share
($3,277,831 ÷ 379,331 shares of beneficial interest issued and outstanding)	$8.64

Class C
Net asset value, offering price and redemption price per share
($47,242,248 ÷ 5,466,348 shares of beneficial interest issued and outstanding)	$8.64

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	19

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,846)	$2,041,123
Affiliated income from securities lending, net	8,265
Affiliated dividend income	2,827

Total income	2,052,215

Expenses
Management fee	802,702
Distribution fee—Class A	261,493
Distribution fee—Class B	18,650
Distribution fee—Class C	256,424
Transfer agent’s fees and expenses (including affiliated expense of $58,300)	256,000
Custodian and accounting fees	32,000
Registration fees	22,000
Audit fee	11,000
Shareholders’ reports	11,000
Legal fees and expenses	10,000
Trustees’ fees	9,000
Insurance expenses	1,000
Loan interest expense	27
Miscellaneous	7,008

Total expenses	1,698,304
Less: Distribution fee waiver—Class A	(43,583)

Net expenses	1,654,721

Net investment income	397,494

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(1,170,663)
Net change in unrealized appreciation (depreciation) on investments	(23,532,948)

Net loss on investment transactions	(24,703,611)

Net Decrease In Net Assets Resulting From Operations	$(24,306,117)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2016	Year Ended July 31, 2015
Increase (Decrease) In Net Assets
Operations
Net investment income	$397,494	$695,212
Net realized gain (loss) on investment transactions	(1,170,663)	20,291,292
Net change in unrealized appreciation (depreciation) on investments	(23,532,948)	5,651,857

Net increase (decrease) in net assets resulting from operations	(24,306,117)	26,638,361

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(533,907)	(525,523)

Distributions from net realized gains
Class A	(12,297,965)	(15,995,502)
Class B	(285,598)	(491,252)
Class C	(4,135,309)	(5,722,598)

	(16,718,872)	(22,209,352)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,550,129	10,657,979
Net asset value of shares issued in reinvestment of dividends and distributions	16,999,357	22,321,741
Cost of shares reacquired	(15,797,832)	(27,454,459)

Net increase in net assets from Fund share transactions	5,751,654	5,525,261

Total increase (decrease)	(35,807,242)	9,428,747

Net Assets:
Beginning of period	246,355,108	236,926,361

End of period(a)	$210,547,866	$246,355,108

(a) Includes undistributed net investment income of:	$391,404	$527,817

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Jennison Rising Dividend Fund. These financial statements relate to Prudential Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is long-term capital appreciation.

1. Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, credit ratings, yield spreads, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

24

under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains or losses on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Prudential Jennison Conservative Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalents thereto. The Fund also continues to recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

26

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management

Prudential Jennison Conservative Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..70% of the Fund’s average daily net assets on the first $500 million, .65% of the average daily net assets on the next $500 million and .60% of the average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the six months ended January 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS, as applicable, for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through November 30, 2016.

PIMS has advised the Fund that it received $39,784 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2016 that it received $3,237 and $1,284 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

28

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. PGIM, an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. On January 4, 2016, Prudential Investment Management, Inc. was renamed PGIM, Inc. (“PGIM”). Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended January 31, 2016, PGIM was compensated $2,426 for these services.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

Purchases and sales of securities, other than short-term investments and U.S. Government Securities, for the six months ended January 31, 2016, were $290,780,884 and $301,655,121, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2016 were as follows:

Tax Basis	$199,943,093

Appreciation	34,938,060
Depreciation	(13,721,941)

Net Unrealized Appreciation	$21,216,119

The book basis differs from tax basis primarily due to deferred losses on wash sales.

Prudential Jennison Conservative Growth Fund	29

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B and Class C shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares purchased during the first 12 months.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

30

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2016:
Shares sold	263,993	$2,955,498
Shares issued in reinvestment of dividends and distributions	1,190,961	12,683,736
Shares reacquired	(1,061,185)	(11,709,385)

Net increase (decrease) in shares outstanding before conversion	393,769	3,929,849
Shares issued upon conversion from other share class(es)	37,864	424,545

Net increase (decrease) in shares outstanding	431,633	$4,354,394

Year ended July 31, 2015:
Shares sold	714,969	$8,347,424
Shares issued in reinvestment of dividends and distributions	1,431,264	16,287,783
Shares reacquired	(1,756,463)	(20,705,364)

Net increase (decrease) in shares outstanding before conversion	389,770	3,929,843
Shares issued upon conversion from other share class(es)	269,005	3,201,400

Net increase (decrease) in shares outstanding	658,775	$7,131,243

Class B
Six months ended January 31, 2016:
Shares sold	22,358	$214,560
Shares issued in reinvestment of dividends and distributions	30,027	276,249
Shares reacquired	(31,864)	(302,608)

Net increase (decrease) in shares outstanding before conversion	20,521	188,201
Shares issued upon conversion from other share class(es)	(41,727)	(407,493)

Net increase (decrease) in shares outstanding	(21,206)	$(219,292)

Year ended July 31, 2015:
Shares sold	23,813	$247,228
Shares issued in reinvestment of dividends and distributions	47,745	476,976
Shares reacquired	(55,273)	(575,665)

Net increase (decrease) in shares outstanding before conversion	16,285	148,539
Shares reacquired upon conversion into other share class(es)	(105,451)	(1,092,262)

Net increase (decrease) in shares outstanding	(89,166)	$(943,723)

Prudential Jennison Conservative Growth Fund	31

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended January 31, 2016:
Shares sold	144,467	$1,380,071
Shares issued in reinvestment of dividends and distributions	439,062	4,039,372
Shares reacquired	(395,087)	(3,785,839)

Net increase (decrease) in shares outstanding before conversion	188,442	1,633,604
Shares issued upon conversion from other share class(es)	(1,712)	(17,052)

Net increase (decrease) in shares outstanding	186,730	$1,616,552

Year ended July 31, 2015:
Shares sold	197,783	$2,063,327
Shares issued in reinvestment of dividends and distributions	556,254	5,556,982
Shares reacquired	(596,239)	(6,173,430)

Net increase (decrease) in shares outstanding before conversion	157,798	1,446,879
Shares reacquired upon conversion into other share class(es)	(201,779)	(2,109,138)

Net increase (decrease) in shares outstanding	(43,981)	$(662,259)

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of 0.11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2016. The average daily balance for the 5 days that the Fund had loans outstanding during the period was $134,000, borrowed at a weighted average interest rate of 1.44%. The maximum loan balance outstanding during the period was $134,000. At January 31, 2016, the Fund did not have an outstanding loan balance.

32

8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the ASU fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Conservative Growth Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,	Year Ended July 31,
	2016	2015	2014	2013	2012		2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.01	$11.81	$10.46	$8.38	$8.02		$6.71
Income (loss) from investment operations:
Net investment income	.03	.06	.04	.05	.04		.02
Net realized and unrealized gain (loss) on investments	(1.18)	1.28	1.78	2.07	.32		1.29
Total from investment operations	(1.15)	1.34	1.82	2.12	.36		1.31
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.04)	(.02)	(.04)	-	(d)	-
Distributions from net realized gains	(.82)	(1.10)	(.45)	-	-		-
Total dividends and distributions	(.85)	(1.14)	(.47)	-	-		-
Net asset value, end of period	$10.01	$12.01	$11.81	$10.46	$8.38		$8.02
Total Return(b):	(9.99)%	11.84%	17.78%	25.45%	4.54%		19.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$160,028	$186,770	$175,928	$158,694	$114,610		$119,583
Average net assets (000)	$173,383	$181,444	$169,539	$143,264	$112,806		$117,113
Ratios to average net assets(c):
Expenses after waiver and/or expense reimbursement	1.26% (e)	1.24%	1.26%	1.35%	1.45%		1.38%
Expenses before waiver and/or expense reimbursement	1.31% (e)	1.29%	1.31%	1.40%	1.50%		1.43%
Net investment income	.53% (e)	.47%	.36%	.54%	.47%		.33%
Portfolio turnover rate	128% (f)	295%	234%	148%	208%		266%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.49		$10.49	$9.38	$7.53	$7.26	$6.12
Income (loss) from investment operations:
Net investment loss	(.01)		(.03)	(.04)	(.02)	(.02)	(.03)
Net realized and unrealized gain (loss) on investments	(1.02)		1.13	1.60	1.87	.29	1.17
Total from investment operations	(1.03)		1.10	1.56	1.85	.27	1.14
Less Dividends and Distributions:
Distributions from net realized gains	(.82)		(1.10)	(.45)	-	-	-
Net asset value, end of period	$8.64		$10.49	$10.49	$9.38	$7.53	$7.26
Total Return(b):	(10.34)%		11.01%	16.96%	24.57%	3.72%	18.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,278		$4,200	$5,138	$5,244	$5,193	$6,853
Average net assets (000)	$3,710		$4,801	$5,457	$5,169	$5,815	$7,889
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.01%	(d)	1.99%	2.01%	2.11%	2.20%	2.13%
Expenses before waivers and/or expense reimbursement	2.01%	(d)	1.99%	2.01%	2.11%	2.20%	2.13%
Net investment loss	(.21)%	(d)	(.25)%	(.38)%	(.19)%	(.28)%	(.42)%
Portfolio turnover rate	128%	(e)	295%	234%	148%	208%	266%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.49		$10.49	$9.38	$7.53	$7.26	$6.12
Income (loss) from investment operations:
Net investment loss	(.01)		(.03)	(.04)	(.02)	(.02)	(.03)
Net realized and unrealized gain (loss) on investments	(1.02)		1.13	1.60	1.87	.29	1.17
Total from investment operations	(1.03)		1.10	1.56	1.85	.27	1.14
Less Dividends and Distributions:
Distributions from net realized gains	(.82)		(1.10)	(.45)	-	-	-
Net asset value, end of period	$8.64		$10.49	$10.49	$9.38	$7.53	$7.26
Total Return(b):	(10.34)%		11.01%	16.96%	24.57%	3.72%	18.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,242		$55,384	$55,860	$52,005	$46,232	$55,417
Average net assets (000)	$51,001		$56,581	$55,220	$48,375	$49,057	$56,582
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.01%	(d)	1.99%	2.01%	2.10%	2.20%	2.13%
Expenses before waivers and/or expense reimbursement	2.01%	(d)	1.99%	2.01%	2.10%	2.20%	2.13%
Net investment loss	(.22)%	(d)	(.27)%	(.39)%	(.21)%	(.28)%	(.42)%
Portfolio turnover rate	128%	(e)	295%	234%	148%	208%	266%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

36

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SHARE CLASS	A	B	C
NASDAQ	TBDAX	TBDBX	TBDCX
CUSIP	74440V104	74440V203	74440V302

MF503E2    0289486-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

PRUDENTIAL JENNISON

RISING DIVIDEND FUND

SEMIANNUAL REPORT • JANUARY 31, 2016

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2016

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Rising Dividend Fund

Prudential Jennison Rising Dividend Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/16
	Six Months	1 Year	Since Inception
Class A	–8.91%	–2.83%	4.75% (3/5/14)
Class C	–9.21	–3.47	3.43 (3/5/14)
Class Z	–8.78	–2.59	5.32 (3/5/14)
S&P 500 Index	–6.76	–0.66	8.49
Lipper Equity Income Funds Average	–7.81	–5.13	1.23

Average Annual Total Returns (With Sales Charges) as of 12/31/15
		1 Year	Since Inception
Class A		–7.36%	1.86% (3/5/14)
Class C		–3.59	4.34 (3/5/14)
Class Z		–1.72	5.33 (3/5/14)
S&P 500 Index		1.39	7.49
Lipper Equity Income Funds Average		–3.69	2.85

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 502 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Equity Income Funds Average

The Lipper Equity Income Funds Average is based on the return of all mutual funds in the Lipper Equity Income Funds category and does not include the effect of any sales charges or taxes payable by an investor. Funds in the Lipper Equity Income Funds Average (Lipper Average) seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/16
McDonald’s Corp., Hotels, Restaurants & Leisure	4.0%
Cisco Systems, Inc., Communications Equipment	3.3
Bristol-Myers Squibb Co., Pharmaceuticals	3.1
Philip Morris International, Inc., Tobacco	2.8
Microsoft Corp., Software	2.6

Holdings reflect only long-term investments and are subject to change.

Prudential Jennison Rising Dividend Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 1/31/16
Hotels, Restaurants & Leisure	7.8%
Banks	7.7
Tobacco	7.0
Pharmaceuticals	6.4
Aerospace & Defense	5.6

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2015, at the beginning of the period and held through the six-month period ended January 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Jennison Rising Dividend Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Rising Dividend Fund		Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$910.90	1.24%	$5.96
	Hypothetical	$1,000.00	$1,018.90	1.24%	$6.29

Class C	Actual	$1,000.00	$907.90	1.99%	$9.54
	Hypothetical	$1,000.00	$1,015.13	1.99%	$10.08

Class Z	Actual	$1,000.00	$912.20	0.99%	$4.76
	Hypothetical	$1,000.00	$1,020.16	0.99%	$5.03

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2016, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	3.41%	1.24%
C	4.02	1.99
Z	3.12	.99

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Rising Dividend Fund	7

Portfolio of Investments

as of January 31, 2016 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS

Aerospace & Defense 5.6%
Boeing Co. (The)	879	$105,594
Honeywell International, Inc.	1,707	176,163
Lockheed Martin Corp.	1,050	221,550

		503,307

Banks 7.7%
Bank of America Corp.	8,947	126,510
Citigroup, Inc.	2,715	115,605
JPMorgan Chase & Co.	3,388	201,586
PNC Financial Services Group, Inc. (The)	1,055	91,416
Wells Fargo & Co.	3,068	154,106

		689,223

Beverages 5.4%
Coca-Cola Co. (The)	2,142	91,935
Constellation Brands, Inc. (Class A Stock)	1,353	206,305
PepsiCo, Inc.	1,837	182,414

		480,654

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The)	796	128,602
TD Ameritrade Holding Corp.	3,047	84,036

		212,638

Communications Equipment 3.3%
Cisco Systems, Inc.	12,216	290,619

Diversified Telecommunication Services 1.6%
AT&T, Inc.	4,075	146,945

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	1,270	191,922

Food Products 3.4%
General Mills, Inc.	784	44,304
J.M. Smucker Co. (The)	1,235	158,475
Mondelez International, Inc. (Class A Stock)	2,293	98,828

		301,607

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	9

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 1.1%
Abbott Laboratories	2,539	$96,101

Health Care Providers & Services 0.7%
UnitedHealth Group, Inc.	546	62,877

Hotels, Restaurants & Leisure 7.8%
Carnival Corp.	3,263	157,048
McDonald’s Corp.	2,906	359,705
Starbucks Corp.	1,548	94,072
Starwood Hotels & Resorts Worldwide, Inc.	1,311	81,597

		692,422

Household Products 0.6%
Procter & Gamble Co. (The)	648	52,935

Industrial Conglomerates 1.9%
General Electric Co.	5,901	171,719

Insurance 1.8%
American International Group, Inc.	1,398	78,959
MetLife, Inc.	1,868	83,406

		162,365

IT Services 4.5%
MasterCard, Inc. (Class A Stock)	1,872	166,664
Visa, Inc. (Class A Stock)	2,224	165,666
Xerox Corp.	6,915	67,421

		399,751

Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	922	121,759

Media 3.0%
Comcast Corp. (Class A Stock)	2,530	140,946
Time Warner, Inc.	1,752	123,411

		264,357

Multi-Utilities 3.8%
NiSource, Inc.	4,643	97,550
PG&E Corp.	2,568	141,009

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
Sempra Energy	1,055	$99,961

		338,520

Multiline Retail 2.8%
Dollar General Corp.	1,276	95,777
Macy’s, Inc.	3,885	156,993

		252,770

Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	699	60,443
Columbia Pipeline Group, Inc.	4,773	88,539
Occidental Petroleum Corp.	1,160	79,843
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	1,193	52,408
Williams Cos., Inc. (The)	1,942	37,481

		318,714

Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	4,494	279,347
Eli Lilly & Co.	1,094	86,535
Pfizer, Inc.	6,785	206,875

		572,757

Real Estate Investment Trusts (REITs) 4.9%
AvalonBay Communities, Inc.	902	154,684
Crown Castle International Corp.	1,058	91,200
CyrusOne, Inc.	5,140	189,409

		435,293

Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	2,447	131,796
Texas Instruments, Inc.	2,456	129,996

		261,792

Software 3.3%
Intuit, Inc.	669	63,896
Microsoft Corp.	4,135	227,797

		291,693

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	11

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 3.8%
GameStop Corp. (Class A Stock)	1,951	$51,136
Home Depot, Inc. (The)	1,190	149,654
Lowe’s Cos., Inc.	1,932	138,447

		339,237

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	845	82,252

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc. (Class B Stock)	2,494	154,653

Tobacco 7.0%
Altria Group, Inc.	2,665	162,858
Philip Morris International, Inc.	2,779	250,138
Reynolds American, Inc.	4,220	210,789

		623,785

Wireless Telecommunication Services 1.7%
Vodafone Group PLC (United Kingdom), ADR	4,802	154,624

TOTAL LONG-TERM INVESTMENTS (cost $8,480,709)		8,667,291

SHORT-TERM INVESTMENT 2.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $249,568) (Note 3)(a)	249,568	249,568

TOTAL INVESTMENTS 100.0% (cost $8,730,277) (Note 5)		8,916,859
Other assets in excess of liabilities		3,784

NET ASSETS 100.0%		$8,920,643

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

OTC—Over-the-counter

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

12

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$503,307	$—	$—
Banks	689,223	—	—
Beverages	480,654	—	—
Capital Markets	212,638	—	—
Communications Equipment	290,619	—	—
Diversified Telecommunication Services	146,945	—	—
Food & Staples Retailing	191,922	—	—
Food Products	301,607	—	—
Health Care Equipment & Supplies	96,101	—	—
Health Care Providers & Services	62,877	—	—
Hotels, Restaurants & Leisure	692,422	—	—
Household Products	52,935	—	—
Industrial Conglomerates	171,719	—	—
Insurance	162,365	—	—
IT Services	399,751	—	—
Life Sciences Tools & Services	121,759	—	—
Media	264,357	—	—
Multi-Utilities	338,520	—	—
Multiline Retail	252,770	—	—
Oil, Gas & Consumable Fuels	318,714	—	—
Pharmaceuticals	572,757	—	—
Real Estate Investment Trusts (REITs)	435,293	—	—
Semiconductors & Semiconductor Equipment	261,792	—	—
Software	291,693	—	—
Specialty Retail	339,237	—	—
Technology Hardware, Storage & Peripherals	82,252	—	—

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	13

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$154,653	$—	$—
Tobacco	623,785	—	—
Wireless Telecommunication Services	154,624	—	—
Affiliated Money Market Mutual Fund	249,568	—	—

Total	$8,916,859	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2016 were as follows:

Hotels, Restaurants & Leisure	7.8%
Banks	7.7
Tobacco	7.0
Pharmaceuticals	6.4
Aerospace & Defense	5.6
Beverages	5.4
Real Estate Investment Trusts (REITs)	4.9
IT Services	4.5
Specialty Retail	3.8
Multi-Utilities	3.8
Oil, Gas & Consumable Fuels	3.6
Food Products	3.4
Software	3.3
Communications Equipment	3.3
Media	3.0
Semiconductors & Semiconductor Equipment	2.9
Multiline Retail	2.8
Affiliated Money Market Mutual Fund	2.8%
Capital Markets	2.4
Food & Staples Retailing	2.2
Industrial Conglomerates	1.9
Insurance	1.8
Textiles, Apparel & Luxury Goods	1.7
Wireless Telecommunication Services	1.7
Diversified Telecommunication Services	1.6
Life Sciences Tools & Services	1.4
Health Care Equipment & Supplies	1.1
Technology Hardware, Storage & Peripherals	0.9
Health Care Providers & Services	0.7
Household Products	0.6

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%.

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2016

Prudential Jennison Rising Dividend Fund

Statement of Assets & Liabilities

as of January 31, 2016 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $8,480,709)	$8,667,291
Affiliated investments (cost $249,568)	249,568
Receivable for Fund shares sold	105,148
Receivable for investments sold	58,546
Dividends receivable	11,627
Due from Manager	8,909
Prepaid expenses	410

Total assets	9,101,499

Liabilities
Payable for investments purchased	150,585
Accrued expenses and other liabilities	28,291
Distribution fee payable	1,618
Affiliated transfer agent fee payable	312
Payable for Fund shares reacquired	50

Total liabilities	180,856

Net Assets	$8,920,643

Net assets were comprised of:
Shares of beneficial interest, at par	$869
Paid-in capital in excess of par	8,983,610

8,984,479
Undistributed net investment income	5,048
Accumulated net realized loss on investment transactions	(255,466)
Net unrealized appreciation on investments	186,582

Net assets, January 31, 2016	$8,920,643

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($1,707,080 ÷ 166,316 shares of beneficial interest issued and outstanding)	$10.26
Maximum sales charge (5.50% of offering price)	.60

Maximum offering price to public	$10.86

Class C
Net asset value, offering price and redemption price per share, ($1,528,724 ÷ 149,088 shares of beneficial interest issued and outstanding)	$10.25

Class Z
Net asset value, offering price and redemption price per share, ($5,684,839 ÷ 553,978 shares of beneficial interest issued and outstanding)	$10.26

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	17

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$97,719
Affiliated dividend income	266

Total income	97,985

Expenses
Management fee	31,811
Distribution fee—Class A	2,143
Distribution fee—Class C	4,409
Custodian and accounting fees	22,000
Registration fees	20,000
Shareholders’ reports	12,000
Audit fee	12,000
Legal fees and expenses	10,000
Transfer agent’s fees and expenses (including affiliated expense of $800)	9,000
Trustees’ fees	6,000
Miscellaneous	4,964

Total expenses	134,327
Less: Management fee waiver and/or expense reimbursement	(87,132)
Distribution fee waiver—Class A	(357)

Net expenses	46,838

Net investment income	51,147

Realized And Unrealized Loss On Investments
Net realized loss on investment transactions	(235,609)
Net change in unrealized appreciation (depreciation) on investments	(586,284)

Net loss on investments	(821,893)

Net Decrease In Net Assets Resulting From Operations	$(770,746)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Month Ended January 31, 2016	Year Ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$51,147	$88,589
Net realized loss on investment transactions	(235,609)	(18,334)
Net change in unrealized appreciation (depreciation) on investments	(586,284)	621,035

Net increase (decrease) in net assets resulting from operations	(770,746)	691,290

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(9,230)	(9,046)
Class C	(2,345)	(610)
Class Z	(42,172)	(77,328)

	(53,747)	(86,984)

Distributions from net realized gains
Class A	—	(2,545)
Class C	—	(442)
Class Z	—	(17,848)

	—	(20,835)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,360,326	1,988,872
Net asset value of shares issued in reinvestment of dividends and distributions	53,747	107,323
Cost of shares reacquired	(369,396)	(694,730)

Net increase in net assets from Fund share transactions	2,044,677	1,401,465

Total increase	1,220,184	1,984,936

Net Assets:
Beginning of period	7,700,459	5,715,523

End of period(a)	$8,920,643	$7,700,459

(a) Includes undistributed net investment income of:	$5,048	$7,648

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Jennison Rising Dividend Fund. These financial statements relate to Prudential Jennison Rising Dividend Fund (the “Fund”). The Fund commenced operations on March 5, 2014. The financial statements of the other fund are not presented herein. The Fund’s investment objectives are capital appreciation and income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments. Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options, that are traded on

20

a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Rising Dividend Fund	21

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

22

under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains or losses are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations; such amount are included in the net realized gains or losses on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Prudential Jennison Rising Dividend Fund	23

Notes to Financial Statements

(Unaudited) continued

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in the amounts equivalent thereto. The Fund also continues to recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

24

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends and interest and foreign capital gains tax are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory

Prudential Jennison Rising Dividend Fund	25

Notes to Financial Statements

(Unaudited) continued

agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..775% of the Fund’s average daily net assets. The management fee amount and/or expense reimbursement exceeds the management fee for the six months ended January 31, 2016 due to expense limitations described below.

PI has contractually agreed through November 30, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) to 0.99% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through November 30, 2016 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. PIMS has advised the Fund that it received $11,575 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2016, it received $2 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

26

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

Purchases and sales of securities, other than short-term investments, for the six months ended January 31, 2016, were $4,133,693 and $2,275,349, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2016 were as follows:

Tax Basis	$8,731,173

Appreciation	612,590
Depreciation	(426,904)

Net Unrealized Appreciation	$185,686

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Prudential Jennison Rising Dividend Fund	27

Notes to Financial Statements

(Unaudited) continued

For federal income purposes, the Fund had a capital loss carryforward as of July 31, 2015 of approximately $16,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $3,000 as having been incurred in the following fiscal year (July 31, 2016).

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% for shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest at $.001 par value per share.

28

At January 31, 2016, PI owned 1,088 and 514,298 Class C and Z shares of the Fund, respectively.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2016:
Shares sold	97,851	$1,038,555
Shares issued in reinvestment of dividends and distributions	881	9,230
Shares reacquired	(27,201)	(284,460)

Net increase (decrease) in shares outstanding before conversion	71,531	763,325
Shares reacquired upon conversion into other share class(es)	(1,189)	(11,911)

Net increase (decrease) in shares outstanding	70,342	$751,414

Year ended July 31, 2015:
Shares sold	91,778	$1,006,173
Shares issued in reinvestment of dividends and distributions	999	11,111
Shares reacquired	(30,500)	(331,573)

Net increase (decrease) in shares outstanding before conversion	62,277	685,711
Shares reacquired upon conversion into other share class	(3,389)	(37,845)

Net increase (decrease) in shares outstanding	58,888	$647,866

Class C
Six months ended January 31, 2016:
Shares sold	113,716	$1,230,459
Shares issued in reinvestment of dividends and distributions	223	2,345
Shares reacquired	(2,242)	(24,050)

Net increase (decrease) in shares outstanding	111,697	$1,208,754

Year ended July 31, 2015:
Shares sold	35,322	$390,015
Shares issued in reinvestment of dividends and distributions	93	1,037
Shares reacquired	(1,221)	(13,434)

Net increase (decrease) in shares outstanding	34,194	$377,618

Prudential Jennison Rising Dividend Fund	29

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended January 31, 2016:
Shares sold	8,505	$91,312
Shares issued in reinvestment of dividends and distributions	4,025	42,172
Shares reacquired	(5,850)	(60,886)

Net increase (decrease) in shares outstanding before conversion	6,680	72,598
Shares issued upon conversion from other share class(es)	1,188	11,911

Net increase (decrease) in shares outstanding	7,868	$84,509

Year ended July 31, 2015:
Shares sold	53,094	$592,684
Shares issued in reinvestment of dividends and distributions	8,572	95,175
Shares reacquired	(31,096)	(349,723)

Net increase (decrease) in shares outstanding before conversion	30,570	338,136
Shares issued upon conversion from other share class	3,386	37,845

Net increase (decrease) in shares outstanding	33,956	$375,981

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of 0.11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2016.

8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal

30

years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and it has determined there is no impact on the financial statement disclosure.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Rising Dividend Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31, 2016(c)		Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.33		$10.34	$10.00
Income (loss) from investment operations:
Net investment income	.06		.10	.04
Net realized and unrealized gain (loss) on investments	(1.07)		1.03	.33
Total from investment operations	(1.01)		1.13	.37
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.11)	(.03)
Distributions from net realized gains on investments	-		(.03)	-
Total dividends and distributions	(.06)		(.14)	(.03)
Net Asset Value, end of period	$10.26		$11.33	$10.34
Total Return(a):	(8.82)%		11.03%	3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,707		$1,087	$383
Average net assets (000)	$1,421		$822	$192
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24%	(e)	1.24%	1.24%	(e)
Expenses before waivers and/or expense reimbursement	3.41%	(e)	3.54%	8.18%	(e)
Net investment income	1.15%	(e)	1.09%	.85%	(e)
Portfolio turnover rate	28%	(f)	45%	9%	(f)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended January 31, 2016(c)		Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.32		$10.33	$10.00
Income (loss) from investment operations:
Net investment income	.02		.02	-	(g)
Net realized and unrealized gain (loss) on investments	(1.07)		1.03	.33
Total from investment operations	(1.05)		1.05	.33
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.03)	-	(g)
Distributions from net realized gains on investments	-		(.03)	-
Total dividends and distributions	(.02)		(.06)	-	(g)
Net Asset Value, end of period	$10.25		$11.32	$10.33
Total Return(a):	(9.30)%		10.23%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,529		$423	$33
Average net assets (000)	$877		$188	$16
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.99%	(e)	1.99%	1.99%	(e)
Expenses before waivers and/or expense reimbursement	4.02%	(e)	4.16%	8.95%	(e)
Net investment income	.43%	(e)	.32%	.08%	(e)
Portfolio turnover rate	28%	(f)	45%	9%	(f)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31, 2016(c)		Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.33		$10.35	$10.00
Income (loss) from investment operations:
Net investment income	.08		.14	.05
Net realized and unrealized gain (loss) on investments	(1.07)		1.01	.33
Total from investment operations	(.99)		1.15	.38
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.14)	(.03)
Distributions from net realized gains on investments	-		(.03)	-
Total dividends and distributions	(.08)		(.17)	(.03)
Net Asset Value, end of period	$10.26		$11.33	$10.35
Total Return(a):	(8.78)%		11.19%	3.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,685		$6,190	$5,299
Average net assets (000)	$5,868		$5,953	$5,133
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.99%	(e)	.99%	.99%	(e)
Expenses before waivers and/or expense reimbursement	3.12%	(e)	3.31%	8.04%	(e)
Net investment income	1.39%	(e)	1.33%	1.09%	(e)
Portfolio turnover rate	28%	(f)	45%	9%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

34

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Rising Dividend Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z
NASDAQ	PJDAX	PJDCX	PJDZX
CUSIP	74440V823	74440V815	74440V799

MF220E2    0289544-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 23, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 23, 2016